UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5454
Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166

Registrant's telephone number, including area code: (212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/04

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
Statement of Investments	September 30,	2004 (Unaudited)

Long-Term Municipal Investments--94.0%
	Principal
	Amount ($)		Value ($)

New Jersey--87.3%

Atlantic County Utilities Authority,
Solid Waste System Revenue:
7%, 3/1/2008	4,450,000		4,446,840
7.125%, 3/1/2016	13,250,000		13,247,880

Bayshore Regional Sewer Authority, Sewer Revenue
5.50%, 4/1/2012 (Insured; MBIA) (Prerefunded 4/1/2006)	2,000,000	a	2,148,640

Bordentown Sewer Authority, Revenue
5.375%, 12/1/2020 (Insured; FGIC)	3,880,000		4,273,548

Burlington County Bridge Commission, Lease Revenue
County Guaranteed (Government Leasing Project)
5.25%, 8/15/2021	1,000,000		1,073,550

Carteret Board of Education, COP
6%, 1/15/2024 (Insured, MBIA)	440,000		502,770

City of Camden
Zero Coupon, 2/15/2012 (Insured; FSA)	4,385,000		3,326,812

Delaware River and Bay Authority, Revenue:
5%, 1/1/2027 (Insured; MBIA)	3,220,000		3,330,865
5.75%, 1/1/2029 (Insured; AMBAC)	5,000,000		5,543,100

East Orange:
Zero Coupon, 8/1/2010 (Insured; FSA)	4,240,000		3,476,079
Zero Coupon, 8/1/2011 (Insured; FSA)	2,500,000		1,950,625

East Orange Board of Education, COP, LR:
Zero Coupon, 2/1/2021 (Insured; FSA)	1,060,000		491,925
Zero Coupon, 2/1/2026 (Insured; FSA)	945,000		328,444
Zero Coupon, 2/1/2028 (Insured; FSA)	2,345,000		731,804

Essex County Improvement Authority, Revenue
Lease (County Correctional Facility Project)
6%, 10/1/2025 (Insured; FGIC) (Prerefunded 10/1/2010)	10,000,000	a	11,663,700

Gloucester Township Municipal Utilities Authority, Sewer
Revenue 5.65%, 3/1/2018 (Insured; AMBAC)	2,530,000		2,944,389

Hudson County, COP (Correctional Facilities)
5%, 12/1/2021 (Insured; MBIA)	8,460,000		9,064,721

Jersey City:
Zero Coupon, 5/15/2010 (Insured; FSA)	4,745,000		3,923,356
6%, 10/1/2008 (Insured; AMBAC)	2,490,000		2,818,481

Mercer County Improvement Authority, Revenue
(County Courthouse Project) 5.75%, 11/1/2017	500,000		553,460

Middlesex County Improvement Authority, Revenue:
Lease (Perth Amboy Municipal Complex Project):
5.375%, 3/15/2020 (Insured; FGIC)	1,645,000		1,812,757
5.375%, 3/15/2021 (Insured; FGIC)	1,730,000		1,895,993
Utility System (Perth Amboy Project):
Zero Coupon 9/1/2020 (Insured; AMBAC)	4,900,000		2,362,682
Zero Coupon 9/1/2022 (Insured; AMBAC)	5,000,000		2,142,750

New Brunswick Parking Authority, Guaranteed Parking
Revenue 5%, 9/1/2024 (Insured; MBIA)	1,220,000		1,270,532

State of New Jersey:
6%, 7/15/2010 (Insured; MBIA)	7,400,000		8,572,234
6%, 5/1/2016 (Prerefunded 5/1/2010)	3,695,000	a	4,282,098

New Jersey Building Authority,
State Building Revenue:
5.25%, 12/15/2020 (Insured; FSA)
(Prerefunded 12/15/2012)	2,000,000	a	2,277,860
5%, 12/15/2021 (Insured; FSA)
(Prerefunded 12/15/2012)	1,000,000	a	1,121,090

New Jersey Economic Development Authority, Revenue:
(Department of Human Services):
6.10%, 7/1/2017	4,200,000		4,684,764
6.25%, 7/1/2024	1,320,000		1,470,876
District Heating and Cooling
(Trigen - Trenton District Energy Co. L.P. Project):
6.10%, 12/1/2004	715,000		718,925
6.20%, 12/1/2007	2,725,000		2,785,686
Economic Development
(Masonic Charity Foundation of New Jersey):
5.875%, 6/1/2018	2,750,000		3,069,825
5.50%, 6/1/2021	1,920,000		2,080,570
6%, 6/1/2025	1,000,000		1,108,650
5.25%, 6/1/2032	600,000		624,894
First Mortgage (The Evergreens):
6%, 10/1/2017	650,000		667,089
6%, 10/1/2022	700,000		709,786
Health, Hospital and Nursing Home
(Hillcrest Health Service):
Zero Coupon, 1/1/2012 (Insured; AMBAC)	1,000,000		759,720
Zero Coupon, 1/1/2013 (Insured; AMBAC)	1,000,000		720,310
Zero Coupon, 1/1/2015 (Insured; AMBAC)	3,250,000		2,104,245
Zero Coupon, 1/1/2017 (Insured; AMBAC)	5,000,000		2,910,650
Zero Coupon, 1/1/2018 (Insured; AMBAC)	2,500,000		1,374,525
Zero Coupon, 1/1/2020 (Insured; AMBAC)	6,500,000		3,178,825
Zero Coupon, 1/1/2022 (Insured; AMBAC)	6,000,000		2,604,900
Local or Guaranteed Housing,
First Mortgage (Fellowship Village):
5.50%, 1/1/2018	2,950,000		2,993,335
5.50%, 1/1/2025	3,000,000		2,926,410
(Morris Hall / Saint Lawrence Inc. Project)
5.50%, 4/1/2027 (LOC; Wachovia Bank N.A.)
(Prerefunded 4/1/2006)	3,000,000	a	3,221,550

Motor Vehicle Surcharge Revenue
Zero Coupon, 7/1/2020 (Insured; MBIA)	3,750,000		1,791,450
Zero Coupon, 7/1/2021 (Insured; MBIA)	2,620,000		1,176,825
(School Facilities Construction)
8.718%, 6/15/2018 (Insured; AMBAC)	5,000,000	b,c	6,037,750
State Lease (State Office Buildings Project):
6%, 6/15/2014 (Insured; AMBAC)	2,425,000		2,787,198
6.125%, 6/15/2018 (Insured; AMBAC)	7,535,000		8,708,049
Waste Paper Recycling (Marcal Paper Mills Inc. Project):
6.25%, 2/1/2009	6,605,000		6,620,390
8.50%, 2/1/2010	4,085,000		3,813,756

New Jersey Educational Facilities Authority, Revenue:
(Farleigh Dickinson University) 6%, 7/1/2020	2,535,000		2,747,915
(Higher Education Capital Improvement Fund)
5%, 9/1/2021 (Insured; FSA)	5,270,000		5,633,261
(Public Library Project)
5%, 9/1/2022 (Insured; AMBAC)	5,500,000		5,780,390
(Rowan University):
5.25%, 7/1/2015 (Insured; FGIC)	2,130,000		2,379,018
5.75%, 7/1/2030 (Insured; FGIC)	15,405,000		17,119,731
(Stevens Institute of Technology)	2,500,000		2,555,000
5.375, 7/1/2034
(William Patterson University):
5.125%, 7/1/2021 (Insured; FGIC)	2,430,000		2,629,430
5%, 7/1/2028 (Insured; FGIC)	2,000,000		2,065,020

New Jersey Environmental Infrastructure Trust
5.25%, 9/1/2018	4,070,000		4,495,356

New Jersey Health Care Facilities Financing Authority,
Health, Hospital and Nursing Home Revenue:
(Atlantic City Medical Center):
6%, 7/1/2012	3,000,000		3,395,280
6.25%, 7/1/2017	5,000,000		5,698,500
(Capital Health System Obligated Group):
5.75%, 7/1/2023	3,000,000		3,164,190
5%, 7/1/2026	600,000		582,906
(General Hospital Center at Passaic)
6.75%, 7/1/2019 (Insured; FSA)	550,000		705,419
(Raritan Bay Medical Center) 7.25%, 7/1/2014	3,010,000		3,134,614
(Saint Barnabas Health)
Zero Coupon, 7/1/2023 (Insured; MBIA)	5,500,000		2,228,930
(Saint Elizabeth Hospital Obligated Group):
6%, 7/1/2014	2,500,000		2,586,750
6%, 7/1/2020	3,120,000		3,176,971

New Jersey Higher Education Assistance Authority, Student
Loan Revenue 6.125%, 6/1/2017 (Insured; MBIA)	475,000		486,291

New Jersey Highway Authority, Revenue (Garden State
Parkway) 6%, 1/1/2019	6,645,000		7,997,856

New Jersey Housing and Mortgage Finance Agency, Revenue:
Home Buyer
5.75%, 4/1/2018 (Insured; MBIA)	1,650,000		1,732,549
Multi-Family Housing:
5.70%, 5/1/2020 (Insured; FSA)	2,640,000		2,827,678
5.75%, 5/1/2025 (Insured; FSA)	895,000		942,883
5.65%, 5/1/2040 (Insured; AMBAC, Guaranteed; FHA)	5,250,000		5,536,020

New Jersey Transit Corp., Lease Purchase Agreement, COP:
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)	5,000,000	a	5,759,750
(Raymond Plaza East Inc.)
6.50%, 10/1/2016 (Insured; FSA)
(Prerefunded 4/1/2007)	3,945,000	a	4,413,271

New Jersey Transportation Trust Fund Authority
(Transportation System):
7%, 6/15/2012 (Insured; MBIA)	3,745,000		4,646,459
7%, 6/15/2012
(Insured; MBIA) (Prerefunded 6/15/2012)	2,255,000	a	2,811,151
7.702%, 6/15/2014	12,750,000	b,c	15,527,715
5%, 6/15/2016 (Insured; FSA) (Prerefunded 6/15/2009)	10,610,000	a	11,707,392
10.666%, 12/15/2018	4,500,000	b	6,127,425
10.666%, 12/15/2019	4,000,000	b	5,446,600

New Jersey Turnpike Authority, Turnpike Revenue:
6.50%, 1/1/2016 (Insured; FSA)	1,000,000		1,227,330
6.50%, 1/1/2016	60,000		72,781
6.50%, 1/1/2016	160,000		194,794
6.50%, 1/1/2016 (Insured; MBIA)	4,730,000		5,805,271
6.50%, 1/1/2016 (Insured; MBIA) (Prerefunded 1/1/2016)	17,935,000	a	21,835,145
5%, 1/1/2019 (Insured; FGIC)	10,000,000		10,750,900

North Hudson Sewer Authority, Sewer Revenue
5.25%, 8/1/2019 (Insured; FGIC)	1,000,000		1,089,290

North Jersey District Water Supply Commission,
Sewer Revenue (Wanaque South Project)
6%, 7/1/2019 (Insured; MBIA)	2,000,000		2,379,080

Ocean County Pollution Control Financing Authority, PCR
(Ciba Geigy Corp. Project) 6%, 5/1/2020	10,000,000		10,133,400

Port Authority of New York and New Jersey:
Port, Airport, and Marina Improvements Revenue:
(Consolidated Bond 119th Series)
5.50%, 9/15/2016 (Insured; FGIC)	4,650,000		4,912,818
(Consolidated Bond 121st Series)
5.375%, 10/15/2035 (Insured; MBIA)	14,950,000		15,813,063
(Consolidated Bond 124th Series)
5%, 8/1/2019	1,000,000		1,028,120
Special Obligation Revenue
(JFK International Air Terminal)
6.25%, 12/1/2015 (Insured; MBIA)	5,000,000		5,816,200

Rahway, COP 5.625%, 2/15/2020 (Insured; MBIA)	600,000		669,744

Rahway Redevelopment Agency,
Public Library Revenue
5%, 10/15/2022 (Insured; FGIC)	3,580,000		3,790,504

South Jersey Transportation Authority, Transportation
System Revenue 5%, 11/1/2033	2,500,000		2,572,750

Tobacco Settlement Financing Corp. 7%, 6/1/2041	5,485,000		5,402,396

Union County Improvement Authority, Revenue
(Correctional Facility Project) 5%, 6/15/2022	3,155,000		3,322,720

Union County Utilities Authority, Solid Waste
Revenue (Ogden Martin)
5.375%, 6/1/2020 (Insured; AMBAC)	4,990,000		5,191,097

University of Medicine and Dentistry
5.50%, 12/1/2027 (Insured; AMBAC)	15,425,000		16,764,198

West Deptford Township
5.50%, 9/1/2019 (Insured; FGIC)	1,800,000		2,048,112

West Orange Board of Education, COP
6%, 10/1/2024 (Insured; MBIA)	500,000		568,515

Western Monmouth Utilities Authority, Sewer Revenue
5.60%, 2/1/2014 (Insured; AMBAC)	2,190,000		2,261,635

U.S. Related --6.7%

Children's Trust Fund of Puerto Rico, Tobacco
Settlement Revenue 5.75%, 7/1/2012
(Prerefunded 7/1/2010)	3,000,000	a	3,431,940

Commonwealth of Puerto Rico
5.65%, 7/1/2015 (Insured; MBIA)	2,000,000		2,355,340

Puerto Rico Highway and Transportation Authority,
Transportation Revenue 5.75%, 7/1/2041	17,000,000		18,661,070

Puerto Rico Housing Bank and Finance Agency,
SFMR (Affordable Housing Mortgage)
6.25%, 4/1/2029 (Guaranteed; FNMA, GNMA)	270,000		277,868

University of Puerto Rico, University Revenues
5.375%, 6/1/2030 (Insured; MBIA)	3,450,000		3,542,253

Virgin Islands Public Finance Authority, Revenues,
Gross Receipts Taxes Loan Note:
6.375%, 10/1/2019	2,000,000		2,273,920
6.50%, 10/1/2024	3,000,000		3,430,740

Total Long-Term Municipal Investments
(cost $440,474,346)			476,894,653

Short-Term Municipal Investments--4.8%

New Jersey:

Gloucester Township Industrial Pollution Control Financing
Authority, PCR, VRDN (Exxon Mobil Corp.) 1.57%	4,800,000	d	4,800,000

New Jersey Economic Development Authority,
Revenue, VRDN:
Economic Development (Foreign Trade Zone Project)
1.65% (LOC; JPMorgan Chase Bank)	14,775,000	d	14,775,000
Water Facilities (United Water of New Jersey)
1.64% (Insured; AMBAC)	3,290,000	d	3,290,000

Rutgers State University, VRDN
1.58% (SBPA; Landesbank Hessen Thurgen)	1,500,000	d	1,500,000

Total Short-Term Municipal Investments

(cost $24,365,000)		24,365,000
TOTAL INVESTMENTS--100.0%
(cost $464,839,346)	98.8%	501,259,653
CASH AND RECEIVABLES (NET)	1.2%	6,207,438
NET ASSETS	100.0%	507,467,091

Notes to Statement of Investments:
a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse floater security-the interest rate is subject to change periodically.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Investment Adviser. At September 30, 2004 these securities amounted to $21,565,465, 4.2% of net assets.
d Securities payable on demand. Variable rate interest- subject to periodic change.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	November 17, 2004

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	November 17, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)